Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade, other payables and financial liabilities
19.	Trade, other payables and financial liabilities

	2018	2017
Account payables	$124,962	$116,554
Account payables to related parties	15,464	12,880

	140,426	129,434
Others	604	1,156

	$141,030	$130,590

See details of the account due to related parties in note 23.